Subsequent Events (Details) - USD ($)							12 Months Ended
	Nov. 06, 2023	Sep. 06, 2023	Apr. 03, 2023	Mar. 28, 2023	Mar. 06, 2023	Mar. 06, 2023	Dec. 31, 2022	Nov. 07, 2023	Sep. 30, 2023	Aug. 07, 2023	Jul. 20, 2023	May 02, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Sponsor loaned amount										$ 891,000	$ 891,000
Banking regulation, mortgage banking, net worth, minimum							$ 5,000,001
Stock redeemed or called during period shares (in Shares)		1,847,662
Percentage of common stock holding		65.00%
Temporary equity shares issued (in Shares)									1,000,945
Business combination date of consummation				May 07, 2023			May 07, 2023
Assets Held-in-trust, noncurrent							$ 80,000					$ 80,000
Underwriter waived all rights				$ 5,400,000
Deferred underwriting commissions payable				8,400,000
Deferred underwriting fee				$ 3,000,000
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Common stock par or stated value per share (in Dollars per share)							$ 0.0001		$ 0.0001				$ 0.0001
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Common stock par or stated value per share (in Dollars per share)							$ 0.0001		$ 0.0001				$ 0.0001
Stock redeemed or called during period shares (in Shares)					21,151,393	21,151,393
Percentage of common stock holding					88.10%	88.10%
Common stock held in trust									$ 28,744,831
Temporary equity shares issued (in Shares)							24,000,000		10,426,000				24,000,000
Temporary equity shares outstanding (in Shares)							24,000,000		1,000,945				24,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 480,000
Sponsor principal amount	$ 480,000
Deposit in trust account								$ 20,000
Banking regulation, mortgage banking, net worth, minimum					$ 5,000,001	$ 5,000,001
Business combination date of consummation				May 07, 2023
Assets Held-in-trust, noncurrent				$ 80,000
Underwriter waived all rights			$ 5,400,000
Deferred underwriting commissions payable			8,400,000
Deferred underwriting fee			$ 3,000,000
Subsequent Event [Member] | Common Class B [Member] | Conversion of Class B Common stock to Class A common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock par or stated value per share (in Dollars per share)					$ 0.0001	$ 0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Stock redeemed or called during period shares (in Shares)					21,151,393
Percentage of common stock holding					88.10%	88.10%
Common stock held in trust					$ 28,744,831	$ 28,744,831
Temporary equity shares issued (in Shares)					2,848,607	2,848,607
Temporary equity shares outstanding (in Shares)					2,848,607	2,848,607
Subsequent Event [Member] | Common Class A [Member] | Conversion of Class B Common stock to Class A common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock par or stated value per share (in Dollars per share)					$ 0.0001	$ 0.0001